RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Nov. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES MATERIAL TRANSACTION

The related parties had material transactions for the years ended November 30, 2023, 2022 and 2021 consist of the following:

Name of Related Party	Nature of Relationship at November 30, 2023
Nagata Co., Ltd.	A company significantly influenced by the Company
Sanae Kobayashi	Director of Royal House
Yoshihiro Koshiba	CEO of the Company
Metros Development Holdings Inc.	A company 100% controlled by the CEO of the Company (deregistered in November 2023)

SCHEDULE OF RELATED PARTY TRANSACTION

As of November 30, 2023 and 2022, loan receivables due from a related party, which were included in other assets in the consolidated financial statements, are as follows:

		November 30,	November 30,
Loan receivables due from a related party		2023	2022
Sanae Kobayashi	Loan receivables	$276,207	$602,674

Accounts and other payables to a related party as of November 30, 2023 and 2022 are as follows:

		November 30,	November 30,
Accounts and other payables to related party		2023	2022
Nagata Co., Ltd.	Consulting service provided by related party	$26,537,663	$25,841,648

Loan from a related party, which was included in bank and other borrowings in the consolidated financial statements, as of November 30, 2023 and 2022 is as follows:

		November 30,	November 30,
Loan from related party		2023	2022
Nagata Co., Ltd.	Loan payable	$-	$3,589

Other income generated from related parties for the years ended November 30, 2023, 2022 and 2021 is as follows:

		For the Years Ended
		November 30,
Other income from related parties		2023	2022	2021
Nagata Co., Ltd.	Other income	$17,523	$77,107	$91,743
Sanae Kobayashi	Interest income	4,189	7,621	9,944

Selling, general and administrative expenses incurred with a related party for the years ended November 30, 2023, 2022 and 2021 are as follows:

		For the Years Ended
		November 30,
Expenses with related party		2023	2022	2021
Nagata Co., Ltd.	Consulting fee	$26,548,057	$25,235,001	$16,680,567